Jun. 04, 2019
Virtus Duff & Phelps International Series
Virtus Duff & Phelps International Series

Virtus Duff & Phelps International Series (the “Series”),

a series of Virtus Variable Insurance Trust

Supplement dated June 4, 2019 to the Summary and

Statutory Prospectuses dated April 30, 2019

Important Notice to Investors

As approved by the Board of Trustees of Virtus Variable Insurance Trust, effective June 4, 2019, Sustainable Growth Advisers, LP (“SGA”) is managing the Series and Duff & Phelps Investment Management Co. (“Duff & Phelps”) is removed as subadviser. Accordingly, all references to Duff & Phelps as subadviser to the Series, and to Frederick Brimberg as portfolio manager, are hereby removed from the Series’ prospectuses. Virtus Investment Advisers, Inc. (“VIA”) continues to serve as the Series’ investment adviser. SGA will serve under an interim subadvisory agreement until such time as the Series’ standard subadvisory agreement is implemented, not to exceed 150 days. It is currently anticipated that the subadvisory agreement with SGA will be submitted to the Series’ shareholders for approval during the third quarter of 2019.

Additionally, Virtus Duff & Phelps International Series’ name has changed to Virtus SGA International Growth Series and all references in the Series’ summary and statutory prospectuses to the Series’ former name are deemed changed to Virtus SGA International Growth Series.

Additional disclosure changes resulting from the subadviser change are described below.

The disclosure under “Principal Investment Strategies” in the summary prospectus and the summary section of the statutory prospectus is hereby replaced with the following:

The Series will invest in securities of issuers located throughout the world. Under normal circumstances, the Series will invest at least 80% of its assets in equity securities of issuers organized, headquartered or doing a substantial amount of business outside the U.S. As of the date of this prospectus, the Series’ subadviser, Sustainable Growth Advisers, LP (“SGA”), considers an issuer that has at least 50% of its assets or derives at least 50% of its revenue from business outside the U.S. as doing a substantial amount of business outside the U.S.

SGA uses an investment process to identify companies that it believes have a high degree of predictability, strong profitability and above average earnings and cash flow growth. SGA selects investments for the Series’ portfolio that it believes have superior long-term earnings prospects and attractive valuation. SGA may also consider certain environmental, social, and governance (“ESG”) factors, in addition to including the use of analysis and rankings from third-party ESG research providers. The Series’ equity investments may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, and depositary receipts. The Series may invest in companies of all market capitalizations. The Series will allocate its assets among various regions and countries, including emerging markets. From time to time, the Series may have a significant portion of its assets invested in the securities of companies in only a few countries or regions. Although the Series seeks investments across a number of sectors, from time to time, the Series may have significant positions in particular sectors.

SGA will sell a portfolio holding when it believes the security’s fundamentals deteriorate, its valuation is no longer attractive, or a better investment opportunity arises.

The disclosure under “Principal Risks” in the summary prospectus and in the summary section of the statutory prospectus is hereby amended by adding the following disclosure:

> Convertible Securities Risk. The risk that the value of a convertible security held by the Series will decline as interest rates rise and/or vary with fluctuations in the market value of the underlying securities, or that the security will be called for redemption at a time and/or price unfavorable to the Series.

> Currency Rate Risk. The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Series’ shares.

> ESG Consideration Risk. The risk that the Series’ consideration of ESG factors results in the Series’ forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so, or that the companies identified by the ESG factors do not operate as expected when addressing ESG issues.

> Geographic Concentration Risk. The risk that events negatively affecting the geographic location where the Series focuses its investments will cause the value of the Series’ shares to decrease, perhaps significantly.

> Growth Stocks Risk. The risk that the Series investments in growth stocks will be more volatile than investments in other types of stocks, or will perform differently from the market as a whole and from other types of stocks.

> Large Market Capitalization Companies Risk. The risk that the value of investments in larger companies may not rise as much as smaller companies, or that larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

> Preferred Stock Risk. The risk that a preferred stock will decline in price, fail to pay dividends when expected, or be illiquid.

> Sector Focused Investing Risk. The risk that events negatively affecting a particular market sector in which the Series focuses its investments will cause the value of the Series’ shares to decrease, perhaps significantly.

> Small and Medium Market Capitalization Companies Risk. The risk that the Series’ investments in small and medium market capitalization companies will increase the volatility and risk of loss to the Series, as compared with investments in larger, more established companies.

Also in this section, the risk disclosures entitled “Derivatives Risk” and “Value Stocks Risk” are hereby removed.

The Series’ primary benchmark is changed to the MSCI All Country World ex USA Index (net). In light of the herein described subadviser and strategy changes, the subadviser believes the MSCI All Country World ex USA Index better reflects the markets and securities in which the Series will invest than the Series’ previous index, the MSCI EAFE® Index (net). The MSCI All Country World ex USA Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets, excluding the United States. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged and not available for direct investment.

Investors should retain this supplement with the

Prospectuses for future reference.